TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry forward	$ 4,530	$ 4,434
Research and development expenses	812	463
Other	34	21
Less: Valuation allowance	(5,376)	(4,918)
Net deferred tax asset	$ 0	$ 0